SUBORDINATED DEBT (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 28, 2017	Dec. 31, 2022	Dec. 31, 2021	Aug. 06, 2015
Defined Benefit Plan Disclosure [Line Items]
Subordinated debt		$ 11,119	$ 10,577
Accrued interest		$ 11,500	8,000
Golden Wayford Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Subordinated Convertible Note Promissory Note				$ 10,000
Principal Payment	$ 1,000
Maturity Date	Feb. 16, 2016
Interest rate		5.00%
Subordinated debt		$ 9,000
Accrued interest		$ 2,100	$ 1,600